CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	R$ 4,160,654	R$ 4,617,204
Short-term investments	2,626,212	3,041,143
Trade accounts receivable - net	5,414,075	3,737,270
Inventories	16,861,488	9,169,417
Tax credits	2,083,885	1,201,312
Income and social contribution taxes recoverable	804,053	1,051,584
Dividends receivable	7,671	0
Fair value of derivatives	3,246	0
Other current assets	679,193	591,523
TOTAL CURRENT ASSETS	32,640,477	23,409,453
NON-CURRENT ASSETS
Tax credits	124,600	664,045
Deferred income taxes	2,929,308	3,393,354
Related parties	2,678	134,354
Judicial deposits	1,659,379	1,825,791
Other non-current assets	571,637	590,864
Prepaid pension cost	4,942	39,196
Investments in associates and joint ventures	3,340,775	2,271,629
Goodwill	12,427,527	12,103,519
Leasing	861,744	815,311
Other intangibles	509,760	622,578
Property, plant and equipment, net	18,741,786	17,252,915
TOTAL NON-CURRENT ASSETS	41,174,136	39,713,556
TOTAL ASSETS	73,814,613	63,123,009
CURRENT LIABILITIES
Trade accounts payable	8,017,140	5,437,953
Short-term debt	234,537	1,424,043
Debentures	1,531,956	7,463
Taxes payable	548,173	600,089
Income and social contribution taxes payable	863,136	810,125
Payroll and related liabilities	1,199,143	591,653
Dividends payable	0	510,348
Leasing payable	275,086	231,703
Employee benefits	39	208
Environmental liabilities	231,711	125,992
Fair value of derivatives	0	971
Obligations with FIDC	45,497	944,513
Other current liabilities	1,090,396	797,082
TOTAL CURRENT LIABILITIES	14,036,814	11,482,143
NON-CURRENT LIABILITIES
Long-term debt	10,875,249	13,188,891
Debentures	1,397,951	2,894,954
Related parties	24,648	22,855
Deferred income taxes	98,975	61,562
Provision for tax, civil and labor liabilities	1,741,026	1,172,511
Environmental liabilities	343,998	171,102
Employee benefits	1,415,151	1,861,231
Obligations with FIDC	0	42,893
Leasing payable	643,279	624,771
Other non-current liabilities	421,873	514,886
TOTAL NON-CURRENT LIABILITIES	16,962,150	20,555,656
EQUITY
Capital	19,249,181	19,249,181
Treasury stocks	(152,409)	(229,309)
Capital reserves	11,597	11,597
Retained earnings	17,838,494	7,292,332
Transactions with non-controlling interests without change of control	(2,870,825)	(2,870,825)
Other reserves	8,528,244	7,407,295
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	42,604,282	30,860,271
NON-CONTROLLING INTERESTS	211,367	224,939
EQUITY	42,815,649	31,085,210
TOTAL LIABILITIES AND EQUITY	R$ 73,814,613	R$ 63,123,009